UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2020

Item #1. Reports to Stockholders.

INDEX	REMS Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS International Real Estate Value-Opportunity Fund (collectively, the “REMS funds”)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

REMS GROUP FUNDS

REMS Real Estate Value-Opportunity Fund

REMS Real Estate Income 50/50 Fund

REMS International Real Estate
Value-Opportunity Fund

SEMI-ANNUAL REPORT

For the six months ended June 30, 2020 (unaudited)

REMS Group Funds

Important Disclosure Statements

Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2020 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Portfolio Composition as of June 30, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stock:
Diversified/Other	21.21%
Residential	16.76%
Office/Industrial	16.34%
Healthcare	9.04%
Hotel	7.47%
Retail	7.07%
Exchange Traded Funds	7.43%
Money Market Fund	6.57%
91.89%

Preferred Stocks

Holdings by Industry/Asset Class	% of Net Assets
Preferred Stock:
Diversified/Other	3.97%
Mortgage REIT	1.97%
Hotel	1.17%
7.11%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Schedule of InvestmentsJune 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS – 77.89%

DIVERSIFIED/OTHER – 21.21%
The Howard Hughes Corp.	33,000	$1,714,350
iStar Financial, Inc.	118,700	1,462,384
Kennedy-Wilson Holdings, Inc. ***	120,000	1,826,400
Mack-Cali Realty Corp.	83,200	1,272,128
Spirit Realty Capital, Inc.	24,100	840,126
VEREIT, Inc.	276,900	1,780,467
		8,895,855

HEALTHCARE – 9.04%
Healthcare Trust of America Inc.	60,200	1,596,504
Healthpeak Properties, Inc.	79,700	2,196,532
		3,793,036

HOTEL – 7.47%
Hersha Hospitality Trust - Class A	175,789	1,012,545
MGM Resorts International	74,700	1,254,960
Pebblebrook Hotel Trust	63,200	863,312
		3,130,817

OFFICE/INDUSTRIAL – 16.34%
Brandywine Realty Trust ***	137,000	1,491,930
Cousins Properties, Inc.	50,400	1,503,432
Stag Industrial, Inc.	65,600	1,923,392
WPT Industrial Real Estate Investment Trust	152,000	1,934,960
		6,853,714

RESIDENTIAL – 16.76%
American Homes 4 Rent - Class A	55,800	1,501,020
Catchmark Timber Trust, Inc. - Class A	149,700	1,324,845
Century Communities, Inc.*	59,303	1,818,230
Forestar Group Inc.	94,136	1,419,571
Independence Realty Trust, Inc.	83,800	962,862
		7,026,528

RETAIL – 7.07%
Brixmor Property Group, Inc.	83,300	1,067,906
Seritage Growth Properties - Class A*	29,300	334,020
Weingarten Realty Investments	82,600	1,563,618
		2,965,544

TOTAL COMMON STOCKS – 77.89%
(Cost: $ 39,723,032)		32,665,494

REMS Real Estate Value-Opportunity Fund

Schedule of Investments - continuedJune 30, 2020 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Shares	Fair Value
PREFERRED STOCKS – 7.11%

DIVERSIFIED/OTHER – 3.97%
iStar Financial, Inc., Series I, 7.500%	35,563	$869,160
VEREIT, Inc, Series F, 6.700%	17,000	425,340
Vornado Realty Trust, Series K, 5.700%	16,285	370,646
		1,665,146

HOTEL – 1.17%
RLJ Lodging Trust, Series A, 1.950%	22,300	489,262

MORTGAGE REIT – 1.97%
Colony Capital, Inc., Series H, 7.125%	53,087	824,972

TOTAL PREFERRED STOCKS – 7.11%
(Cost: $ 2,825,187)		2,979,380

EXCHANGE TRADED FUNDS – 7.43%
Real Estate Select Sector SPDR Fund	47,600	1,656,956
Vanguard Real Estate ETF	18,600	1,460,658
		3,117,614

TOTAL EXCHANGE TRADED FUNDS – 7.43%
(Cost: $ 2,690,697)		3,117,614

TOTAL LONG POSITIONS – 92.43%
(Cost: $ 45,238,916)		38,762,488

MONEY MARKET FUNDS – 6.57%
Money Market Fiduciary, 0.0027% **
(Cost: $ 2,754,426)	2,754,426	2,754,426

NET INVESTMENTS IN SECURITIES – 99.00%
(Cost: $ 47,993,342)		41,516,914
Other assets, net of liabilities – 1.00%		421,476
NET ASSETS – 100.00%		$41,938,390

*Non-income producing

**Effective 7 day yield as of June 30, 2020

***All or a portion of position is segregated as collateral for securities sold short and/or borrowings. The segregated market value of collateral is $2,611,000.

SEMI-ANNUAL REPORT

REMS Real Estate Income 50/50 Fund

Portfolio Composition as of June 30, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stock:
Office/Industrial	12.72%
Diversified/Other	11.97%
Healthcare	7.85%
Retail	5.65%
Residential	5.56%
Money Market Fund	7.39%
51.14%

Preferred Stocks

Holdings by Industry/Asset Class	% of Net Assets
Preferred Stock:
Diversified/Other	17.65%
Industrial	6.54%
Retail	5.45%
Office	5.38%
Residential	5.06%
Convertible Preferred	3.35%
Hotel	3.22%
Mortgage REIT	2.04%
48.69%

REMS Real Estate Income 50/50 Fund

Schedule of InvestmentsJune 30, 2020 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Shares	Fair Value
COMMON STOCKS – 43.75%

DIVERSIFIED/OTHER – 11.97%
Alexander’s Inc.	4,600	$1,108,140
Kennedy-Wilson Holdings, Inc.	57,300	872,106
Spirit Realty Capital, Inc.	24,200	843,612
VEREIT, Inc. ***	190,500	1,224,915
		4,048,773

HEALTHCARE – 7.85%
Healthcare Trust of America, Inc. “A”	44,500	1,180,140
Healthpeak Properties, Inc. ***	53,600	1,477,216
		2,657,356

OFFICE/INDUSTRIAL – 12.72%
Brandywine Realty Trust ***	112,600	1,226,214
STAG Industrial, Inc. ***	55,600	1,630,192
WPT Industrial Real Estate Investment Trust	113,600	1,446,128
		4,302,534

RESIDENTIAL – 5.56%
CatchMark Timber Trust, Inc. - Class A	121,800	1,077,930
Independence Realty Trust, Inc.	70,000	804,300
		1,882,230

RETAIL – 5.65%
Brixmor Property Group, Inc.	67,500	865,350
Weingarten Realty Investors ***	55,200	1,044,936
		1,910,286

TOTAL COMMON STOCKS – 43.75%
(Cost: $ 13,881,239)		14,801,179

PREFERRED STOCKS – 48.69%

CONVERTIBLE PREFERRED – 3.35%
Lexington Realty Trust, Series C, 6.500%	7,400	399,230
RPT Realty, Series D, 7.250% ***	21,800	734,660
		1,133,890

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Income 50/50 Fund

Schedule of Investments - continuedJune 30, 2020 (unaudited)

	Shares	Fair Value
DIVERSIFIED/OTHER – 17.65%
Colony Capital, Inc., Series G, 7.500%	22,200	$377,400
Digital Realty Trust, Inc., Series C, 6.625%	25,200	634,284
Digital Realty Trust, Inc., Series G, 5.875%	6,742	174,011
Global Net Lease, Inc, Series A, 7.250%	23,300	566,423
Global Net Lease, Inc, Series B, 6.875%	8,000	183,601
iStar Financial, Inc., Series D, 8.000%	14,400	361,440
iStar Financial, Inc., Series I, 7.500%	30,100	735,644
National Storage Affiliates Trust, Series A, 6.000%	24,300	622,323
Spirit Realty Capital, Inc., Series A, 6.000%	28,700	698,271
VEREIT, Inc., Series F, 6.700%	33,689	842,899
Vornado Realty Trust, Series L, 5.400%	35,000	773,850
		5,970,146

HOTEL – 3.22%
Hersha Hospitality Trust, Series C, 6.875%	20,400	238,170
Hersha Hospitality Trust, Series D, 6.500%	12,761	144,838
RLJ Lodging Trust, Series A, 1.950%	14,600	320,324
Sunstone Hotel Investors, Series F, 6.450%	15,900	387,165
		1,090,497

INDUSTRIAL – 6.54%
Monmouth Real Estate Investment Corp., Series C, 6.125%	32,300	789,735
PS Business Parks, Inc., Series Z, 4.875%	28,100	670,185
Rexford Industrial Realty, Series A, 5.875% ***	21,700	547,838
Rexford Industrial Realty, Series B, 5.875%	8,000	204,640
		2,212,398

MORTGAGE REIT – 2.04%
Annaly Capital Management, Inc., Series D, 7.500%	14,800	354,016
Annaly Capital Management, Inc., Series I, 6.750%	15,900	336,126
		690,142

OFFICE – 5.38%
Boston Properties, Inc., Series B, 5.250%	15,200	380,456
City Office REIT, Series A, 6.625%	25,200	596,484
SL Green Realty Corp., Series I, 6.500%	33,800	843,310
		1,820,250

REMS Real Estate Income 50/50 Fund

Schedule of Investments - continuedJune 30, 2020 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Shares	Fair Value
RESIDENTIAL – 5.06%
American Homes 4 Rent, Series D, 6.500%	20,800	$529,360
Investors Real Estate Trust, Series C, 6.625%	18,928	488,153
UMH Properties, Inc., Series B, 8.000%	18,000	451,260
UMH Properties, Inc., Series C, 6.750%	10,200	241,230
		1,710,003

RETAIL – 5.45%
Brookfield Property REIT, Inc, Series A, 6.375%	14,900	229,758
Saul Centers, Inc., Series E, 6.000%	20,500	458,995
SITE Centers Corp., Series K, 6.250%	16,600	374,164
Taubman Centers, Inc., Series K, 6.250%	21,300	459,015
Urstadt Biddle Properties, Inc, Series K, 5.875%*	16,200	323,190
		1,845,122

TOTAL PREFERRED STOCKS – 48.69%
(Cost: $ 19,763,073)		16,472,448

TOTAL LONG POSITIONS – 92.44%
(Cost: $ 33,644,312)		31,273,627

MONEY MARKET FUNDS – 7.39%
Money Market Fiduciary, 0.0027% **
(Cost: $2,500,946)	2,500,946	2,500,946

NET INVESTMENTS IN SECURITIES – 99.83%
(Cost: $ 36,145,258)		33,774,573
Other assets, net of liabilities – 0.17%		58,822
NET ASSETS – 100.00%		$33,833,395

*Non-income producing

**Effective 7 day yield as of June 30, 2020

***All or a portion of position is segregated as collateral for securities sold short and/or borrowings. The segregated market value of collateral is $6,612,059.

SEMI-ANNUAL REPORT

REMS International Real Estate
Value-Opportunity Fund

Portfolio Composition as of June 30, 2020 (unaudited)

Holdings by Country/Asset Class	% of Net Assets
Common Stock:
Australia	17.04%
Great Britain	16.56%
Ireland	11.60%
Spain	10.35%
Luxembourg	9.66%
Cayman Islands	6.60%
Singapore	5.67%
Mexico	5.21%
Canada	5.15%
Germany	4.53%
Hong Kong	3.81%
Brazil	3.70%
Money Market Fund	1.79%
Total Investments	101.67%

REMS International Real Estate Value-Opportunity Fund

Schedule of InvestmentsJune 30, 2020 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Security Description	Shares	Fair Value
COMMON STOCKS – 99.88%

Diversified – 31.85%
CapitaLand Ltd. **	738,400	$1,547,164
Merlin Properties SOCIMI, S.A.	165,500	1,372,194
NEXTDC Ltd.*	217,631	1,483,814
Shurgard Self Storage SA	38,401	1,443,111
SUNeVision Holdings, Ltd.	2,298,000	1,799,737
Swire Pacific Ltd.	365,000	348,023
Swire Properties Ltd.	271,600	689,644
		8,683,687

Office/Industrial – 24.37%
BR Properties, S.A.	615,700	1,009,920
Corporacion Inmobiliaria Vesta SAB	957,564	1,420,650
Derwent London PLC **	30,600	1,052,610
National Storage REIT	1,512,929	1,926,267
VIB Vermoegen AG	40,314	1,234,195
		6,643,642

Residential – 32.58%
ADO Properties S.A.	43,761	1,190,755
Aedas Homes S.A.U.	79,907	1,448,937
Boardwalk Real Estate Investment Trust **	64,100	1,402,778
Glenveagh Properties PLC	1,843,200	1,420,554
Grainger PLC	473,200	1,677,016
Irish Residential Properties REIT PLC	1,096,400	1,741,725
		8,881,765

Retail – 4.53%
Shopping Centres Australasia Property Group	822,012	1,236,620

Self Storage – 6.55%
Big Yellow Group PLC	143,509	1,785,416

TOTAL COMMON STOCKS – 99.88%
(Cost: $27,486,029)		27,231,130

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS International Real Estate Value-Opportunity Fund

Schedule of Investments - continuedJune 30, 2020 (unaudited)

Security Description	Shares	Fair Value
MONEY MARKET FUNDS – 1.79%
Money Market Fiduciary, 0.0027% *
(Cost: $488,604)	488,604	$488,604

NET INVESTMENTS IN SECURITIES – 101.67%
(Cost: $27,974,633)		27,719,734
Liabilities, net of other assets – -1.67%		(455,120)
NET ASSETS – 100.00%		$27,264,614

*Effective 7 day yield as of June 30, 2020

**All or a portion of position is segregated as collateral for securities sold short and/or borrowings. The segregated market value of collateral is $3,552,480.

REMS GROUP FUNDS

Statements of Assets and LiabilitiesJune 30, 2020 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	REMS Real Estate Value- Opportunity Fund	REMS Real Estate Income 50/50 Fund	REMS International Real Estate Value- Opportunity Fund
ASSETS
Investments at fair value* (Note 1)	$41,516,914	$33,774,573	$27,719,734
Cash	—	—	277,580
Foreign cash**	—	—	885
Receivable for investments sold	351,628	83,130	282,374
Receivable for capital stock sold	5	8,776	—
Dividends and interest receivable	109,740	148,095	123,611
Tax reclaim receivable	—	—	76,170
Due from advisor	—	13,625	27,452
Prepaid expenses	41,807	19,042	22,270
TOTAL ASSETS	42,020,094	34,047,241	28,530,076
LIABILITIES
Due to broker	—	—	1,224,444
Payable for securities purchased	50,243	177,402	—
Payable for capital stock redeemed	7,205	9,592	13,086
Accrued interest payable	—	—	4,024
Accrued investment advisory fees	9,389	—	—
Accrued 12b-1 fees	—	7,444	—
Accrued administration and transfer agent	118	1,153	4,791
Other accrued expenses	14,749	18,255	19,117
TOTAL LIABILITIES	81,704	213,846	1,265,462
NET ASSETS	$41,938,390	$33,833,395	$27,264,614

Net Assets Consist of:
Paid-in-capital	$47,119,913	$38,650,058	$36,163,852
Distributable earnings (deficit)	(5,181,523)	(4,816,663)	(8,899,238)
Net Assets	$41,938,390	$33,833,395	$27,264,614

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Statements of Assets and Liabilities - continuedJune 30, 2020 (unaudited)

	REMS Real Estate Value- Opportunity Fund	REMS Real Estate Income 50/50 Fund		REMS International Real Estate Value- Opportunity Fund
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Class
Net Assets	$37,072,342	$31,864,857		$13,542,813
Shares Outstanding (unlimited number of shares authorized without par value)	3,491,643	3,187,509		1,353,728
Net Asset Value and Offering Price Per Share	$10.62	$10.00	(A)	$10.00	(A)
Platform Class
Net Assets	$4,866,048	$1,968,538		—
Shares Outstanding (unlimited number of shares authorized without par value)	462,798	199,503		—
Net Asset Value and Offering Price Per Share	$10.51	$9.87	(A)	—
Class Z
Net Assets	—	—		$13,721,801
Shares Outstanding (unlimited number of shares authorized without par value)	—	—		1,355,800
Net Asset Value and Offering Price Per Share	—	—		$10.12

*Identified cost of	$47,993,342	$36,145,258		$27,974,633
**Foreign cash cost of	$—	$—		$1,009

(A)Certain redemptions made within 90 days of purchase may include a 2% redemption fee.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Statements of OperationsFor the Six Months Ended June 30, 2020 (unaudited)

	REMS Real Estate Value- Opportunity Fund	REMS Real Estate Income 50/50 Fund	REMS International Real Estate Value- Opportunity Fund

INVESTMENT INCOME
Dividends*	$948,261	$1,074,576	$660,894
Interest	2,599	639	2,875
Total investment income	950,860	1,075,215	663,769

EXPENSES
Investment advisory fees (Note 2)	220,997	79,746	330,569
12b-1 fees, Platform Class (Note 2)	6,916	2,428	—
Recordkeeping and administrative services (Note 2)	14,622	12,734	24,507
Accounting fees (Note 2)	16,008	11,137	22,750
Custodian fees	2,635	2,616	26,096
Transfer agent fees (Note 2)	13,736	11,072	17,004
Professional fees	22,705	14,171	28,302
Filing and registration fees	24,998	15,715	17,101
Trustee fees	2,921	2,090	4,270
Compliance fees	3,539	2,947	4,161
Shareholder reporting	7,684	12,283	11,614
Shareholder servicing (Note 2)
Institutional Class	21,789	25,755	29,993
Platform Class	6,917	1,457	—
Interest and dividend expense	—	—	14,377
Other	8,842	8,327	11,249
Total expenses	374,309	202,478	541,993
Advisory fee waivers (Note 2)	(121,840)	(93,722)	(197,046)
Net Expenses	252,469	108,756	344,947
Net investment income (loss)	698,391	966,459	318,822

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Statements of Operations - continuedFor the Six Months Ended June 30, 2020 (unaudited)

	REMS Real Estate Value- Opportunity Fund	REMS Real Estate Income 50/50 Fund	REMS International Real Estate Value- Opportunity Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(66,301)	(2,687,962)	(8,373,168)
Net realized gain (loss) on short positions	—	—	110,053
Net realized gain (loss) on foreign currency transactions	—	—	(34,136)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(14,770,507)	(6,540,084)	(8,768,305)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currency transactions	—	—	(2,873)
Net realized and unrealized gain (loss) on investments and securities sold short	(14,836,808)	(9,228,046)	(17,068,429)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(14,138,417)	$(8,261,587)	$(16,749,607)

*Net of foreign tax withheld	$—	$—	$45,791

[This page intentionally left blank]

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	REMS Real Estate Value-Opportunity Fund		REMS Real Estate Income 50/50 Fund		REMS International Real Estate Value-Opportunity Fund
	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$698,391	$785,084	$966,459	$1,281,015	$318,822	$894,523
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	(66,301)	9,653,593	(2,687,962)	752,793	(8,297,251)	(1,370,982)
Net increase (decrease) in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency transactions	(14,770,507)	9,057,588	(6,540,084)	7,437,829	(8,771,178)	15,663,492
Increase (decrease) in net assets from operations	(14,138,417)	19,496,265	(8,261,587)	9,471,637	(16,749,607)	15,187,033
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(618,620)	(1,433,247)	(889,053)	(1,733,592)	—	(1,024,611)
Platform Class	(67,988)	(151,734)	(51,667)	(98,078)	—	—
Class Z	—	—	—	—	—	(221,898)
Return of capital
Institutional Class	—	(197,953)	—	—	—	—
Platform Class	—	(25,011)	—	—	—	—
Decrease in net assets from distributions	(686,608)	(1,807,945)	(940,720)	(1,831,670)	—	(1,246,509)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	2,312,402	18,285,374	5,047,940	6,071,999	5,446,964	16,394,854
Platform Class	145,520	207,415	251,500	—	—	—
Class Z	—	—	—	—	154,906	2,524,044
Distributions reinvested
Institutional Class	412,250	1,200,617	790,216	1,632,510	—	930,162
Platform Class	64,597	169,144	44,557	94,178	—	—
Class Z	—	—	—	—	—	184,479
Shares redeemed
Institutional Class	(9,185,174)	(39,951,956)	(5,475,560)	(12,352,740)	(51,218,519)*	(8,745,045)*
Platform Class	(904,701)	(2,570,224)	(65,901)	(205,984)	—	—
Class Z	—	—	—	—	(201,784)	(152,606)**
Increase (decrease) in net assets from capital stock transactions	(7,155,106)	(22,659,630)	592,752	(4,760,037)	(45,818,433)	11,135,888
NET ASSETS
Increase (decrease) during period	(21,980,131)	(4,971,310)	(8,609,555)	2,879,930	(62,568,040)	25,076,412
Beginning of period	63,918,521	68,889,831	42,442,950	39,563,020	89,832,654	64,756,242
End of period	$41,938,390	$63,918,521	$33,833,395	$42,442,950	$27,264,614	$89,832,654
*Includes redemption fees of:					$2,296	$2,973
**Includes redemption fees of:						$1,353

REMS GROUP FUNDS

Statements of Changes in Net Assets

REMS GROUP FUNDS

For the Six Months Ended June 30, 2020

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(14,138,417)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(10,975,277)
Proceeds from disposition of investment securities	17,664,886
Purchase of short term securities, net	(226,476)
Decrease (increase) in receivables for securities sold	609,442
Decrease (increase) in dividends and interest receivable	48,721
Decrease (increase) in prepaid assets	(15,548)
Increase (decrease) in payable for securities purchased	50,243
Increase (decrease) in accrued management fees	(37,015)
Increase (decrease) in other accrued expense	(450)
Unrealized appreciation on investments and securities sold short	14,770,507
Net realized gain (loss) from investments and securities sold short	66,301
Net cash provided by operating activities	7,816,917
Cash flows from financing activities:
Proceeds from shares sold	2,478,582
Payments on shares redeemed	(10,085,738)
Cash distributions paid	(209,761)
Net cash used in financing activities	(7,816,917)
Net increase (decrease) in cash	—
Cash:
Beginning balance	—
Ending balance	$—

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$476,847
Cash financing activities not included herein consist of:
Interest paid	$—

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of Cash FlowsFor the Six Months Ended June 30, 2020 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(8,261,587)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(5,324,986)
Proceeds from disposition of investment securities	5,179,015
Proceeds from sales of short term securities, net	(832,939)
Decrease (increase) in receivables for securities sold	161,604
Decrease (increase) in dividends and interest receivable	32,066
Decrease (increase) in due from Advisor	(13,625)
Decrease (increase) in prepaid assets	(998)
Increase (decrease) in payable for securities purchased	177,402
Increase (decrease) in accrued management fees	(7,154)
Increase (decrease) in other accrued expense	459
Unrealized appreciation on investments	6,540,084
Net realized gain (loss) from investments	2,687,972
Net cash provided by operating activities	337,313
Cash flows from financing activities:
Proceeds from shares sold	5,300,503
Payments on shares redeemed	(5,531,869)
Cash distributions paid	(105,947)
Net cash used in financing activities	(337,313)
Net increase (decrease) in cash	—
Cash:
Beginning balance	—
Ending balance	$—

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$834,773

REMS REAL ESTATE INCOME 50/50 FUND

Statement of Cash FlowsFor the Six Months Ended June 30, 2020 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(16,749,607)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(13,801,979)
Proceeds from disposition of investment securities	52,846,860
Proceeds from short sales	4,577,013
Closed short transactions	(4,466,960)
Proceeds from sales of short term securities, net	5,499,329
Decrease (increase) in receivable for securities sold	(282,374)
Decrease (increase) in dividends and interest receivable	124,660
Decrease (increase) in foreign currency	123
Decrease (increase) in tax reclaim receivable	(7,477)
Decrease (increase) in due from Advisor	(27,452)
Decrease (increase) in prepaid assets	(8,455)
Increase (decrease) in due to broker	1,224,404
Increase (decrease) in interest payable	4,024
Increase (decrease) in accrued management fees	(8,368)
Increase (decrease) in other accrued expense	9,231
Unrealized appreciation on investments	8,768,305
Net realized gain (loss) from investments and securities sold short	8,263,115
Net cash provided by operating activities	45,964,392
Cash flows from financing activities:
Proceeds from shares sold	5,609,610
Payments on shares redeemed	(51,422,880)
Cash distributions paid	—
Net cash used in financing activities	(45,813,270)
Net increase (decrease) in cash	151,122
Cash:
Beginning balance	126,458
Ending balance	$277,580

Supplemental Disclosure of Cash Flow Information
Cash financing activities not included herein consist of:
Interest paid	$14,377

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of Cash FlowsFor the Six Months Ended June 30, 2020 (unaudited)

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See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Financial Highlights

	Institutional Class Shares
	Six months ended June 30, 2020 (unaudited)		Years Ended December 31,
			2019		2018		2017		2016		2015
Net asset value, beginning of period	$13.79		$10.74		$12.76		$15.17		$16.01		$17.79
Investment activities
Net investment income (loss)(1)	0.16		0.15		0.12		0.21		0.14		0.11
Net realized and unrealized gain (loss) on investments	(3.17)		3.24		(1.85)		(0.37)		1.44		(0.27)
Total from investment activities	(3.01)		3.39		(1.73)		(0.16)		1.58		(0.16)
Distributions
Net investment income	(0.16)		(0.15)		(0.12)		(0.21)		(0.15)		(0.11)
Realized gains	—		(0.15)		(0.06)		(2.04)		(2.27)		(1.51)
Return of capital	—		(0.04)		(0.11)		—		—		—
Total distributions	(0.16)		(0.34)		(0.29)		(2.25)		(2.42)		(1.62)

Net asset value, end of period	$10.62		$13.79		$10.74		$12.76		$15.17		$16.01

Total Return	(21.80	%)**	31.87%		(13.78%)		(1.28%)		9.89%		(0.95%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.48	%*	1.36	%(B)	1.49	%(B)	1.41	%(B)	1.40	%(B)	1.41	%(B)
Expenses, net of management fee waivers and reimbursements	1.00	%*	1.09	%(C)	1.42	%(C)	1.37	%(C)	1.39	%(C)	1.41	%(C)
Net investment income	2.87	%*	1.16%		0.97%		1.41%		0.86%		0.63%
Portfolio turnover rate	24.16	%**	40.00%		37.85%		43.77%		34.05%		50.77%
Net assets, end of period (000’s)	$37,072		$56,725		$61,438		$130,210		$259,803		$356,188

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.35%, 1.32%, 1.41%, 1.40% and 1.41%, for the years ended December 31, 2019 through December 31, 2015, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.09%, 1.25%, 1.25%, 1.25% and 1.36% for the years ended December 31, 2019 through December 31, 2015, respectively.

*Annualized

**Not annualized

REMS Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Financial Highlights

	Platform Class Shares
	Six months ended June 30, 2020 (unaudited)		Years ended December 31,
			2019		2018		2017		2016		2015
Net asset value, beginning of period	$13.65		$10.62		$12.61		$15.01		$15.86		$17.64
Investment activities
Net investment income (loss)(1)	0.15		0.11		0.06		0.17		0.10		0.07
Net realized and unrealized gain (loss) on investments	(3.15)		3.21		(1.80)		(0.36)		1.42		(0.27)
Total from investment activities	(3.00)		3.32		(1.74)		(0.19)		1.52		(0.20)
Distributions
Net investment income	(0.14)		(0.10)		(0.08)		(0.17)		(0.10)		(0.07)
Realized gains	—		(0.15)		(0.06)		(2.04)		(2.27)		(1.51)
Return of capital	—		(0.04)		(0.11)		—		—		—
Total distributions	(0.14)		(0.29)		(0.25)		(2.21)		(2.37)		(1.58)
Redemption Fees(1)	—		—	(2)	—		—		—		—

Net asset value, end of period	$10.51		$13.65		$10.62		$12.61		$15.01		$15.86

Total Return	(21.98	%)**	31.53%		(13.97%)		(1.49%)		9.62%		(1.22%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.88	%*	1.79	%(B)	1.91	%(B)	1.70	%(B)	1.65	%(B)	1.66	%(B)
Expenses, net of management fee waivers and reimbursements	1.25	%*	1.34	%(C)	1.67	%(C)	1.62	%(C)	1.64	%(C)	1.66	%(C)
Net investment income	2.64	%*	0.90%		0.51%		1.20%		0.61%		0.38%
Portfolio turnover rate	24.16	%**	40.00%		37.85%		43.77%		34.05%		50.77%
Net assets, end of period (000’s)	$4,866		$7,193		$7,451		$14,064		$25,074		$36,871

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than 0.01

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.78%, 1.74%, 1.70%, 1.65% and 1.66% for the years ended December 31, 2019 through December 31, 2015, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.33%, 1.50%, 1.50%, 1.50% and 1.61% for the years ended December 31, 2019 through December 31, 2015, respectively.

*Annualized

**Not annualized

REMS Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Income 50/50 Fund

Financial Highlights

	Institutional Class Shares
	Six months ended June 30, 2020 (unaudited)		Years ended December 31,
			2019		2018		2017		2016		2015
Net asset value, beginning of period	$13.02		$10.78		$12.40		$12.52		$13.02		$14.68
Investment activities
Net investment income (loss)(1)	0.29		0.40		0.41		0.45		0.69		0.43
Net realized and unrealized gain (loss) on investments	(3.03)		2.42		(1.51)		0.01		0.51		(0.04)
Total from investment activities	(2.74)		2.82		(1.10)		0.46		1.20		0.39
Distributions
Net investment income	(0.28)		(0.58)		(0.22)		(0.45)		(0.48)		(0.46)
Net realized gain	—		—		(0.30)		(0.13)		(1.22)		(1.59)
Return of capital	—		—		—		—		—		—
Total distributions	(0.28)		(0.58)		(0.52)		(0.58)		(1.70)		(2.05)
Redemption Fees(1)	—		—		—	(2)	—		—		—
Net asset value, end of period	$10.00		$13.02		$10.78		$12.40		$12.52		$13.02

Total Return	(21.04	%)**	26.61%		(9.06%)		3.73%		9.31%		2.69%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.13	%*	1.11	%(B)	0.94	%(B)	0.81	%(B)	0.77	%(B)	0.84	%(B)
Expenses, net of management fee waivers and reimbursements	0.60	%*	0.71	%(C)	0.77	%(C)	0.71	%(C)	0.71	%(C)	0.80	%(C)
Net investment income (loss)	5.46	%*	3.26%		3.53%		3.57%		5.13%		2.99%
Portfolio turnover rate	15.32	%**	19.70%		19.70%		36.06%		29.42%		26.89%
Net assets, end of period (000’s)	$31,865		$40,233		$37,638		$69,391		$89,635		$101,451

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than 0.01

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.02%, 0.87%, 0.81%, 0.77% and 0.84% for the years ended December 31, 2019, through December 31, 2015, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 0.63%, 0.70%, 0.95%, 0.95% and 1.05% for the years ended December 31, 2019 through December 31, 2015, respectively.

*Annualized

**Not annualized

REMS Real Estate Income 50/50 Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS Real Estate Income 50/50 Fund

Financial Highlights

	Platform Class Shares
	Six months ended June 30, 2020 (unaudited)		Years ended December 31,
			2019		2018		2017		2016		2015
Net asset value, beginning of period	$12.86		$10.64		$12.24		$12.38		$12.89		$14.55
Investment activities
Net investment income (loss)(1)	0.29		0.37		0.30		0.41		0.65		0.39
Net realized and unrealized gain (loss) on investments	(3.01)		2.40		(1.41)		(0.01)		0.51		(0.04)
Total from investment activities	(2.72)		2.77		(1.11)		0.40		1.16		0.35
Distributions
Net investment income	(0.27)		(0.55)		(0.19)		(0.41)		(0.45)		(0.42)
Net realized gain	—		—		(0.30)		(0.13)		(1.22)		(1.59)
Return of capital	—		—		—		—		—		—
Total distributions	(0.27)		(0.55)		(0.49)		(0.54)		(1.67)		(2.01)
Net asset value, end of period	$9.87		$12.86		$10.64		$12.24		$12.38		$12.89

Total Return	(21.15	%)**	26.43%		(9.32%)		3.34%		9.05%		2.46%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.38	%*	1.45	%(B)	1.28	%(B)	1.06	%(B)	1.02	%(B)	1.09	%(B)
Expenses, net of management fee waivers and reimbursements	0.85	%*	0.96	%(C)	1.04	%(C)	0.96	%(C)	0.96	%(C)	1.05	%(C)
Net investment income	5.30	%*	3.05%		2.64%		3.37%		4.88%		2.74%
Portfolio turnover rate	15.32	%**	19.70%		19.70%		36.06%		29.42%		26.89%
Net assets, end of period (000’s)	$1,969		$2,210		$1,925		$2,382		$2,500		$2,479

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.38%, 1.20%, 1.06%, 1.02% and 1.09% for the years ended December 31, 2019 through December 31, 2015, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 0.88%, 0.95%, 0.70%, 0.70% and 0.80% for the years ended December 31, 2019 through December 31, 2015, respectively.

*Annualized

**Not annualized

REMS Real Estate Income 50/50 Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS International Real Estate Value-Opportunity Fund

Financial Highlights

	Institutional Class Shares(A)
	Six months ended June 30, 2020 (unaudited)		Years ended December 31,
			2019		2018		2017		2016		2015
Net asset value, beginning of period	$11.80		$9.85		$11.72		$9.48		$9.65		$10.07
Investment activities
Net investment income(1)	0.05		0.12		0.22		0.24		0.28		0.19
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.85)		1.99		(0.91)		2.33		(0.36)		(0.32)
Total from investment activities	(1.80)		2.11		(0.69)		2.57		(0.08)		(0.13)
Distributions
Net investment income	—		—		(0.23)		(0.21)		(0.09)		(0.15)
Realized gains	—		(0.16)		(0.95)		(0.12)		—		(0.14)
Total distributions	—		(0.16)		(1.18)		(0.33)		(0.09)		(0.29)
Redemption Fees(1)	—	(2)	—	(2)	—	(2)	—		—		—
Net asset value, end of period	$10.00		$11.80		$9.85		$11.72		$9.48		$9.65

Total Return	(15.25	%)**	21.48%		(5.85%)		27.11%		(0.88%)		(1.31%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(B)	1.66	%*(C)	1.67	%(C)	1.47	%(C)	1.38	%(C)	1.56	%(C)	2.64	%(C)
Expenses, net of management fee waivers and reimbursements	1.04	%*(D)	1.19	%(D)	0.68	%(D)	0.26	%(D)	0.01	%(D)	—	(D)
Net investment income	0.96	%*	1.15%		1.85%		2.14%		2.92%		1.91%
Portfolio turnover rate	22.04	%**	34.10%		53.11%		48.61%		40.15%		15.25%
Net assets, end of period (000’s)	$13,543		$73,585		$53,596		$55,950		$20,336		$8,759

*Annualized

**Not annualized

(1)Per share amounts calculated using the average shares outstanding throughout the period.

(2)Less than 0.01

(A)Prior to June 28, 2017, the REMS International Real Estate Value-Opportunity Fund’s Institutional Shares were named Founders Shares.

(B)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(C)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.62% for the six months ended June 30, 2020 and 1.48%, 1.43%, 0.26%, 0.01% and -% for the years ended December 31, 2019 through December 31, 2015, respectively.

(D)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00% for the six months ended June 30, 2020 and 1.00%, 0.63%, 0.25%, -% and -% for the years ended December 31, 2019 through December 31, 2015, respectively.

REMS International Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REMS International Real Estate Value-Opportunity Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Z Shares
	Six months ended June 30, 2020 (unaudited)		Year ended December 31, 2019		Period April 20, 2018(^) to December 31, 2018
Net asset value, beginning of period	$11.93		$9.96		$12.01
Investment activities
Net investment income(1)	0.05		0.13		0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.86)		2.00		(1.14)
Total from investment activities	(1.81)		2.13		(0.99)
Distributions
Net investment income	—		—		(0.11)
Realized gains	—		(0.16)		(0.95)
Total distributions	—		(0.16)		(1.06)
Redemption Fees(1)	—		—	(2)	—

Net asset value, end of period	$10.12		$11.93		$9.96

Total Return	(15.17	%)**	21.44%		(8.15	%)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.55	%*(B)	1.59	%(B)	1.40	%*(B)
Expenses, net of management fee waivers and reimbursements	1.04	%*(C)	1.19	%(C)	0.73	%*(C)
Net investment income	0.96	%*	1.15%		1.79	%*
Portfolio turnover rate	22.04	%**	34.10%		53.11	%**
Net assets, end of period (000’s)	$13,722		$16,248		$11,160

(^)Commencement of operations

*Annualized

**Not annualized

(1)Per share amounts calculated using the average shares outstanding throughout the period.

(2)Less than 0.01

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.51% for the six months ended June 30, 2020 and 1.39% and 1.36% for the year ended December 31, 2019 and for the period April 20, 2018 through December 31, 2018.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00% for the six months ended June 30, 2020 and 1.00% and 0.68% for the year ended December 31, 2019 and for the period April 20, 2018 through December 31, 2018.

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial StatementsJune 30, 2020 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund and the REMS International Real Estate Value-Opportunity Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Real Estate Management Services Group, LLC (“REMS”) is the investment advisor to each of the Funds. The REMS Real Estate Value-Opportunity Fund (“REMS Value”) was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, REMS Value was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, REMS Value was reorganized from TWF into the Trust. REMS Value maintains its financial statements, information and performance history in accordance with the reorganizations.

The REMS Real Estate Income 50/50 Fund (“REMS 50/50”) was originally established in 1997 as the CSI Equity Fund, a series of TWF, and was not managed by REMS at that time. Effective December 31, 2010, the Board of Directors of TWF (the “Board”) approved REMS to act as investment advisor to REMS 50/50, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to the REMS Real Estate Income 50/50 Fund. Effective January 1, 2011, the Investor Shares were re-named Institutional Shares. The Institutional Shares had been previously re-designated as Investor Shares effective August 21, 2008. On April 4, 2011, shareholders approved the appointment of REMS as advisor to REMS 50/50. Effective November 15, 2013, the REMS 50/50 A Shares were re-designated Platform Shares. On August 15, 2014, REMS 50/50 was reorganized from TWF into the Trust.

The REMS International Real Estate Value-Opportunity Fund’s (“REMS International”) Institutional Class Shares commenced operations on March 19, 2014 and Class Z commenced operations on April 20, 2018 as a series of the Trust. Effective June 28, 2017, the REMS International Founders Shares were re-named Institutional Shares.

The REMS Value, REMS 50/50 and REMS International Funds currently offer Institutional, Platform and Z Shares. At June 30, 2020, there were no Z Shares outstanding for REMS Value and REMS 50/50, and there were no Platform Shares outstanding for REMS International.

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

The investment objectives of each Fund are as follows:

Fund	Objective
REMS Value

to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

REMS 50/50	to achieve a primary objective of high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities.
REMS International

to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include REITs, real estate operating companies and other publicly traded companies whose asset base is primarily real estate.

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Each Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. Each Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Each Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
REMS Value
Common Stocks	$32,665,494	$—	$—	$32,665,494
Preferred Stocks	2,979,380	—	—	2,979,380
Exchange Traded Funds	3,117,614	—	—	3,117,614
Money Market	2,754,426	—	—	2,754,426
	$41,516,914	$—	$—	$41,516,914

REMS 50/50
Common Stocks	$14,801,179	$—	$—	$14,801,179
Preferred Stock	16,472,448	—	—	16,472,448
Money Market	2,500,946	—	—	2,500,946
	$33,774,573	$—	$—	$33,774,573

REMS International
Common Stock Diversified	$8,683,687	$—	$—	$8,683,687
Office/Industrial	6,643,642	—	—	6,643,642
Residential	8,881,765	—	—	8,881,765
Retail	1,236,620	—	—	1,236,620
Self Storage	1,785,416	—	—	1,785,416
Money Market	488,604	—	—	488,604
	$27,719,734	$—	$—	$27,719,734

Refer to each Fund’s Schedule of Investments for a listing of the securities by type and industry.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

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REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

The Funds use a major financial institution as their prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Funds also borrow on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Funds’ investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Funds to concentration of credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the tax positions taken for each Fund for each of the open tax years (2017-2019) and expected to be taken in the 2020 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

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REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2020, there were no reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Funds have made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of each Fund’s distributions may

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REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITs and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Derivatives

REMS International may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of REMS International, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When REMS International uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

REMS International follows the disclosure provisions of FASB ASC 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position, as well as disclosure about credit risk-related contingent features in derivative agreements. Disclosure regarding derivative fair value and gain (loss) by contract type is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings. REMS International values its derivatives at fair value, and recognizes changes in fair value currently in its Statement of Operations.

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REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At June 30, 2020, the Funds held no securities short.

For the six months ended June 30, 2020, short debit fees associated with such transactions were $-, $- and $9,535 for REMS Value, REMS 50/50 and REMS International, respectively.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements, Real Estate Management Services Group, LLC (the "Adviser”), provides investment advisory services for an annual fee on the average daily net assets of the Funds.

The Adviser earned, waived and reimbursed expenses for the six months ended June 30, 2020 for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
REMS Value	0.90%	$220,997	$121,840	$—
REMS 50/50	0.45%	79,746	79,746	13,976
REMS International	1.00%	330,569	197,046	—

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REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

the Adviser has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Funds do not exceed 1.00%, 0.60% and 1.00% of the average daily net assets of REMS Value, REMS 50/50 and REMS International, respectively, until April 30, 2031 for REMS Value and REMS 50/50 and April 30, 2021 for REMS International. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by a Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The Adviser will have no opportunity to recoup the REMS International waivers and expense reimbursements prior to January 1, 2020.

The total amount of recoverable reimbursements as of June 30, 2020 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2020	2021	2022	2023	Total
REMS Value	$102,084	$94,622	$195,789	$121,840	$514,335
REMS 50/50	88,366	108,507	155,671	93,722	446,266
REMS International	—	—	—	197,046	197,046

The Board has adopted a Distribution Plan for each Fund’s Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Funds may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.

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REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

For the six months ended June 30, 2020, the following fees under the 12b-1 Plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
REMS Value	Platform	12b-1	$6,916
REMS 50/50	Platform	12b-1	2,428

Each of the Funds has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under the shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund Shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to Fund Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders. For the six months ended June 30, 2020, the following fees under the shareholder services plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
REMS Value	Institutional	Shareholder Servicing	$21,789
REMS Value	Platform	Shareholder Servicing	6,917
REMS 50/50	Institutional	Shareholder Servicing	25,755
REMS 50/50	Platform	Shareholder Servicing	1,457
REMS International	Institutional	Shareholder Servicing	29,993

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator and transfer and dividend disbursing agent and REMS Value’s and REMS 50/50’s fund accountant. For the six months ended June 30, 2020, the following fees were paid to CFS:

Fund	Administration	Transfer Agent	Accounting
REMS Value	$13,099	$12,263	$13,118
REMS 50/50	11,595	10,045	8,923
REMS International	22,651	14,787	N/A

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REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of PractusTM LLP. Officers and/or directors of CFS, Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2020 were as follows:

Fund	Purchases	Sales
REMS Value	$10,975,277	$17,664,886
REMS 50/50	5,324,986	5,179,015
REMS International	13,801,979	52,846,860

These amounts do not include the following:

Fund	Proceeds from short sales	Cost to cover short securities
REMS International	$4,577,013	$4,466,959

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by REMS Value and REMS 50/50 are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

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REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

The tax character of distributions paid during the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:

REMS Value	Six months ended June 30, 2020 (unaudited)	Year ended December 31, 2019
Distributions paid from:
Ordinary income	$686,608	$785,084
Realized gains	—	799,897
Return of capital	—	222,964
	$686,608	$1,807,945

REMS 50/50	Six months ended June 30, 2020 (unaudited)	Year ended December 31, 2019
Distributions paid from:
Ordinary income	$940,720	$1,831,670

REMS International	Six months ended June 30, 2020 (unaudited)	Year ended December 31, 2019
Distributions paid from:
Ordinary income	$—	$684,106
Realized gains	—	562,403
	$—	$1,246,509

As of June 30, 2020, the components of distributable earnings on a tax basis were as follows:

	REMS Value	REMS 50/50	REMS International
Accumulated net investment income (loss)	$11,784	$471,566	$1,147,433
Accumulated net realized gain (loss)	1,283,121	(2,917,544)	(9,790,585)
Net unrealized appreciation (depreciation)	(6,476,428)	(2,370,685)	(256,086)
	$(5,181,523)	$(4,816,663)	$(8,899,238)

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REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

As of June 30, 2020, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
REMS Value	$47,993,342	$4,555,774	$(11,032,202)	$(6,476,428)
REMS 50/50	36,145,258	1,751,230	(4,121,915)	(2,370,685)
REMS International	27,974,633	3,049,536	(3,304,559)	(255,023)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

REMS Value
	Six months ended June 30, 2020 (unaudited)
	Institutional Shares	Platform Shares
Shares sold	216,861	13,521
Shares reinvested	38,728	6,177
Shares redeemed	(876,347)	(83,845)
Net increase (decrease)	(620,758)	(64,147)

	Year ended December 31, 2019
	Institutional Shares	Platform Shares
Shares sold	1,484,381	16,685
Shares reinvested	95,954	13,644
Shares redeemed	(3,187,340)	(205,168)
Net increase (decrease)	(1,607,005)	(174,839)

REMS 50/50
	Six months ended June 30, 2020 (unaudited)
	Institutional Shares	Platform Shares
Shares sold	514,681	30,001
Shares reinvested	78,025	4,454
Shares redeemed	(495,137)	(6,810)
Net increase (decrease)	97,569	27,645

	Year ended December 31, 2019
	Institutional Shares	Platform Shares
Shares sold	492,190	—
Shares reinvested	132,646	7,748
Shares redeemed	(1,027,659)	(16,706)
Net increase (decrease)	(402,823)	(8,958)

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REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

REMS International
	Six months ended June 30, 2020 (unaudited)
	Institutional Shares	Class Z Shares
Shares sold	565,697	14,788
Shares reinvested	—	(20,526)
Shares redeemed	(5,450,058)	—
Net increase (decrease)	(4,884,361)	(5,738)

	Year ended December 31, 2019
	Institutional Shares	Class Z Shares
Shares sold	1,509,791	239,234
Shares reinvested	79,230	15,542
Shares redeemed	(793,792)	(13,770)
Net increase (decrease)	795,229	241,006

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

REMS Value entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and REMS Value and REMS 50/50 have entered into agreements with Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to REMS Value and REMS 50/50 by third-party service providers which are properly disclosed in the prospectus of the Funds. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to REMS Value’s and REMS 50/50’s administrator. There was no transfer to REMS Value’s or REMS 50/50’s administrator to offset operating expenses during the six months ended June 30, 2020.

NOTE 7 – RISKS AND CONCENTRATIONS

The Funds concentrate their assets in the real estate industry. An investment in the Funds involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Funds also engage in borrowing for leverage. The Funds have the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Funds may have no leverage for an extended period of time when the Funds believe that leverage is not in the best interest of the Funds. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Funds will pay interest on these loans, and that interest expense will raise the overall expenses of the respective Fund and reduce its returns. If a Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure a Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

Each Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the six months ended June 30, 2020 the interest was as follows:

	Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 6/30/2020	Interest Expense
REMS Value	$—	—	$—	$—	$—
REMS 50/50	—	—	—	—	—
REMS International	791,756	0.63%	2,524,444	1,224,444	5,026

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedJune 30, 2020 (unaudited)

NOTE 8 – ADVANCES

Each Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed a Fund’s or the 1940 Act’s limitation concerning borrowings. Each Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the six months ended June 30, 2020, the interest was as follows:

Fund	Outstanding Average Daily Balance	Weighted Average Interest Rate	Interest Paid	Maximum Amount Outstanding During the Year	Outstanding Balance at 6/30/2020
REMS Value	$—	—	$—	$—	$—
REMS 50/50	48,895	1.49%	730	1,377,203	—
REMS International	199,116	0.62%	1,226	2,272,423	—

NOTE 9 – SUBSEQUENT EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs including redemption fees on certain redemptions made within 90 days of purchase (Institutional and Platform shares of REMS 50/50 and REMS International) and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2020 and held for the period ended June 30, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

REMS GROUP FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Annualized Expense Ratio***	Expenses Paid During Period Ended* (6/30/20)
REMS Value
Institutional Class Actual (HLRRX)	$1,000.00	$781.96	1.00%	$4.43
Institutional Class Hypothetical**	$1,000.00	$1,020.00	1.00%	$5.02
Platform Class Actual (HLPPX)	$1,000.00	$780.22	1.25%	$5.53
Platform Class Hypothetical**	$1,000.00	$1,018.75	1.25%	$6.27

REMS 50/50
Institutional Class Actual (RREIX)	$1,000.00	$789.60	0.60%	$2.67
Institutional Class Hypothetical**	$1,000.00	$1,022.00	0.60%	$3.02
Platform Class Actual (RREFX)	$1,000.00	$788.45	0.85%	$3.78
Platform Class Hypothetical**	$1,000.00	$1,020.75	0.85%	$4.27

REMS International
Institutional Class Actual (REIFX)	$1,000.00	$847.46	1.04%	$4.79
Institutional Class Hypothetical**	$1,000.00	$1,019.78	1.04%	$5.24
Class Z Actual (REIZX)	$1,000.00	$848.28	1.04%	$4.80
Class Z Hypothetical**	$1,000.00	$1,019.78	1.04%	$5.24

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses

***For the six months ended June 30, 2020, fees waived by the Adviser reduced the annualized expense ratio by 0.48% and 0.63% for the REMS Value Institutional Class and Platform Class, respectively, by 0.53% and 0.53% for the REMS 50/50 Institutional and Platform Class, respectively and by, 0.62% and 0.51% for the REMS International Institutional Class and Class Z, respectively.

Investment Adviser:

Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accounting (REMS Value and REMS 50/50):

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2020

* Print the name and title of each signing officer under his or her signature.